File No. 33-44579
                                                                        811-6498

          This Amendment to the Registration Statement has been signed by the Boards of Trustees of the Registrant and the Portfolios
--------------------------------------------------------------------------------
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                              --------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [_]
                          Pre-Effective Amendment No.                        [_]
                       Post-Effective Amendment No. 22                       [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                [_]
                              Amendment No. 25                               [X]


                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

300 North Lake Avenue
     Pasadena, CA                                                     91101-4106
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number (including area code): (818) 449-8500


                                  THAD M. BROWN
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.


It is proposed that this filing will become effective (check appropriate box)
         [ ]        immediately upon filing pursuant to paragraph (b)
         [ ]        on (date) pursuant to paragraph (b)
         [X]        60 days after filing pursuant to paragraph (a)(i)
         [ ]        on (date) pursuant to paragraph (a)(i)
         [ ]        75 days after filing pursuant to paragraph (a)(ii)
         [ ]        on (date) pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.


To learn more about each Fund and its investments, you can obtain a copy of the Funds' most recent financial reports, including performance information and portfolio listing, or a copy of the Statement of Additional Information (SAI). The SAI is dated __________, 1998, may be supplemented from time to time, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of this prospectus). For a free copy of either document, call (800) 618-7643. The SEC maintains an internet site
(http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.


Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the U.S. Government, the FDIC, the Federal Reserve Board, or any other U.S. Government agency, and are subject to investment risk, including the possible loss of principal.

Each Fund, unlike many other mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Investors should carefully consider this investment approach. For additional information, see "Structure of the Funds and the Portfolios" in this prospectus and "Investment Objectives and Policies" in the SAI.

Like all mutual funds, these securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                          PROVIDENT INVESTMENT COUNSEL
                                 PINNACLE FUNDS
                           ---------------------------
                   GROWTH FUND * BALANCED FUND* MID CAP FUND*
                            SMALL COMPANY GROWTH FUND
                           ---------------------------



Prospectus
_________, 1998



Provident  Investment Counsel
300 North Lake Avenue
Pasadena, CA 91101

                                    Contents


Key Facts                  __    The Funds at a Glance
                           __    Who May Want to Invest
                           __    Expenses
                           __    Structure of the Funds and the Portfolios
                           __    Financial Highlights
The Funds in Detail        __    Charter
                                    How the Fund is organized.
                           __     Information About the Funds' Investments
                                    The Funds' overall approach to investing.
                           __    Securities and Investment Practices
                                    More information about how the Funds invest.
                           __    Breakdown of Expenses
                                    How operating costs are calculated and
                                    what they include.
                           __    Performance
                           __    How Sales Charges are Calculated
                                    Sales Charge Waivers
                                    Sales Charge Reductions
Your Account               __    Ways to Set Up Your Account
                           __    How to Buy Shares
                           __    How to Sell Shares
                           __    Investor Services
                                    Services to help you manage your account.
                           __    Exchange Restrictions
Shareholder Account        __    Dividends, Capital Gains and Taxes
Policies
                           __    Transaction Details
                                     Share price calculations and the
                                     timing of purchases and redemptions.
General Information        __

Key Facts

The Funds at a Glance


Management:   Provident   Investment  Counsel  ("PIC"),   located  in  Pasadena,
California since 1951, is the Funds' Advisor. At __________, 1998, total assets under PIC's management were over $__ billion.



Pinnacle Balanced Fund


Goal: Total return, that is, a combination of income and capital growth, while preserving capital.

Strategy: Invests, through the PIC Balanced Portfolio, in a combination of high quality growth stocks and fixed income senior securities.


Pinnacle Growth Fund


Goal: Long term growth of capital.

Strategy: Invests, through the PIC Growth Portfolio, in high quality growth stocks.


Pinnacle Mid Cap Fund

Goal:  Long term growth of capital.



Strategy: Invests, through the PIC Mid Cap Portfolio, mainly in equity securities of companies with medium market capitalization.

Pinnacle Small Company
Growth Fund


Goal: Long term growth of capital.

Strategy: Invests, through the PIC Small Cap Portfolio, mainly in equity securities of small companies.

Who May Want to Invest

The Balanced Fund may be appropriate for investors who want to share in potentially high long term returns, but hope to see less fluctuation in the value of their investment.

The Growth Fund may be appropriate for investors who seek potentially high long term returns, but are willing to accept the risk of investing in growth stocks. The Fund is designed for those seeking capital appreciation through a diversified portfolio of equity securities of issuers of all sizes.


The Mid Cap Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above average long-term returns. The Fund is designed for those who want to focus on medium capitalization stocks in search of above average returns.


The Small Company Growth Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above average long term returns. The Small Company Growth Fund is designed for those who want to focus on stocks of small capitalization companies in search of above average returns.

A company's market capitalization is the total market value of its outstanding common stock. A small company is one with market capitalization or annual
revenues  at  the  time  of  purchase  of  $250   million  or  less.   A  medium
capitalization company is one with $500 million to $5 billion in market capitalization. The securities of smaller, less well-known companies (including medium capitalization companies) may be more volatile than those of larger companies. Over time, however, small capitalization and medium capitalization stocks have shown greater growth potential than those of larger capitalization companies. Medium capitalization stocks tend to involve less risk than small cap stocks.

The value of each Fund's investments will vary from day to day, and generally reflects market conditions, interest rates, and other company, political or economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. When you sell your shares, they may be worth more or less than what you paid for them. By itself, no Fund constitutes a balanced investment plan. There is no assurance that any Fund will meet its objective.

Expenses


Shareholder transaction expenses are charges you pay when you buy, sell or hold shares in a Fund:

                                              Pinnacle   Pinnacle    Pinnacle    Pinnacle
                                              Balanced   Growth      Mid Cap     Small Company
                                              Fund       Fund        Fund        Growth Fund
Shareholder transaction expenses:
Maximum sales charge on purchases
  (as a percentage of offering price)         5.75%      5.75%        5.75%        5.75%
Sales charge on reinvested dividends          None       None         None         None
Deferred sales charge (as a percentage of
  original purchase price or redemption
  proceeds, whichever is lower)               None       None         None         None
Redemption fee1                               None       None         None         None


Annual operating expenses are paid out of each Fund's and each Portfolio's assets. The Funds each indirectly pay an investment advisory fee, and each Fund also incurs other expenses for services such as administrative services, maintaining shareholder records and furnishing shareholder statements and financial reports. A Fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts.


On May 15, 1998, the Board of Trustees of PIC Investment Trust (the "Trust") approved the addition of front-end sales charges to Pinnacle Balanced, Pinnacle Growth and Pinnacle Small Company Growth Funds and on September 3, 1998, the Board of the Trust approved the addition of a front-end sales charge to Pinnacle Mid Cap Fund. The Board of Trustees also approved the implementation of a Shareholder Services Plan (the "Services Plan") under which PIC will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each Fund will pay PIC a monthly fee at an annual rate of up to 0.15% of the Fund's average net assets. PIC will pay certain banks, trust companies, broker-dealers, and other financial intermediaries (each a "Participating Organization") out of the fees PIC receives from the Funds under the Services Plan to the extent that the Participating Organization performs shareholder servicing functions for Fund shares owned by its customers. On September 30, 1998, shareholders of the Pinnacle Mid Cap Fund approved the adoption of a distribution plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940 ("1940 Act"). Under the Plan, the Fund may pay an amount up to 0.25% of its annual average net assets in shareholder servicing fees to financial services firms that sell shares of the Fund. For additional information, see "Distribution Plan" in the SAI.


The Funds' new fee structure, including the Services Plan fee, is made up of the following components, each based on average annual net assets. PIC has agreed not to increase its limit on the Funds' expense ratios to average net assets with the addition of the Services Plan fee. The expense limitation may be terminated or revised at any time without notice.

PIC retains the ability to be repaid by a Fund if expenses subsequently fall below the specified limit within the next three years.

The following are based on expenses actually incurred during the last fiscal year, and are calculated as a percentage of average net assets. The following table has been restated to reflect the effect of the new fees based on expenses incurred during the Funds' last fiscal year.


                                                   Pinnacle       Pinnacle      Pinnacle    Pinnacle
                                                   Balanced       Growth        Mid Cap     Small Company
                                                   Fund           Fund          Fund        Growth Fund

Management fee (paid by the Portfolio)             0.60%          0.80%          0.70%        0.80%
Other expenses of the Portfolio, after reimbursement
  by PIC                                           0.20%          0.20%          0,20%        0.20%
Total operating expenses of the Portfolio          .80%           1.00%          0.90%        1.00%
Administrative fee paid by the Fund to
  PIC2                                             0.00%          0.00%          0.00%        0.15%
Shareholder Services Plan fee2                     0.00%          0.10%          0.15%        0.15%
12b-1 fee                                          0.25%          0.25%          0.25%        0.25%
Other expenses of the Fund, after reimbursement
  by PIC2                                          0.00%          0.00%          0.09%        0.00%
Total Fund Operating Expenses2                     1.05%          1.35%          1.39%        1.55%

1 Shareholders who buy $1 million in shares without paying a sales charge will be charged a 1% fee on redemptions made within one year of purchase.

2 PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses so that their ratio of total operating expenses to average net assets will not exceed the following levels: Pinnacle Balanced Fund
- 1.05%; Pinnacle Growth Fund - 1.35%; Pinnacle Mid Cap Fund - 1.39%; Pinnacle Small Company Growth Fund - 1.55%. Absent such reimbursement, the total fund operating expenses is estimated to be 1.55%, 1.75%, 1.75% and 1.75%, respectively.


Examples: Let's say, hypothetically, that each Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invest, here's how much you would pay in total expenses if you close your account after the number of years indicated:


                    Pinnacle       Pinnacle      Pinnacle    Pinnacle
                    Balanced       Growth        Mid Cap     Small Company
                    Fund           Fund          Fund        Growth Fund

  1 year             $68            $70            $71          $72
  3 years            $89            $98            $99          $104
  5 years            $112           $127           N/A          $137
  10 year            $178           $211           N/A          $231


These examples illustrate the effect of expenses, but they are not meant to suggest actual or expected costs or returns, all of which may vary. For a more complete description of the various costs and expenses, see "Breakdown of Expenses." The tables above summarize the expenses of both the Portfolios and the Funds. The Trustees expect that the combined per share expenses of the Funds and the Portfolios will be equal to, or may be less than, the expenses that would be incurred by a Fund if it retained an investment manager and invested directly in the types of securities held by a Portfolio.

Structure of the Funds and the Portfolios

Unlike many other mutual funds which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in a PIC Portfolio. Each Portfolio is a separate registered investment company with the same investment objective as the Fund. Since a Fund will not invest in any securities other than shares of a Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. Each Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

In addition to selling its shares to a Fund, a Portfolio may sell its shares to other mutual funds or institutional investors. All investors in a Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in a Portfolio may sell their shares to the public at prices different from those of a Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in a Portfolio. Information concerning other holders of interests in a Portfolio is available by calling (800) 618-7643.

The Trustees of the Trust believe that this structure may enable a Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing a Fund's assets in a Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. A Fund's investment in a Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of a Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of a Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

Whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received. For further information, see "The Funds in Detail," "Information about the Funds' Investments" and "Securities and Investment Practices."

Financial Highlights

The tables that follow are included in the Funds' Annual and Semi-Annual Reports. The Funds' Annual Reports have been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants. Their report on the financial statements and financial highlights is included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the Funds' SAI. The financial data for the six-month period ended April 30, 1998 has not been audited.


Provident Investment Counsel                                                                                      June 11,
Pinnacle Balanced Fund                 Six months                    Fiscal year ended October 31,                  1992*
                                         ended         ----------------------------------------------------       through
                                       April 30,                                                                October 31,
                                          1998        1997       1996        1995         1994        1993          1992
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     15.51 $     13.91 $    13.24  $    11.24   $    11.48 $      10.82 $       10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                        0.08        0.16       0.14        0.15         0.15         0.18          0.04
Net realized and unrealized gain
(loss)
      on investments                         1.98        2.64       1.34        2.00       (0.24)         0.69          0.78
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations             2.06        2.80       1.48        2.15       (0.09)         0.87          0.82
Less distributions:
From net investment income                 (0.08)      (0.16)     (0.14)      (0.15)       (0.15)       (0.21)          0.00
From net realized capital gains            (1.01)      (1.04)     (0.67)        0.00         0.00         0.00          0.00
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $     16.48 $     15.51 $    13.91  $    13.24   $    11.24 $      11.48 $       10.82
----------------------------------------------------------------------------------------------------------------------------

Total return                              14.08%***     21.76%     11.96%      19.35%       -0.78%        8.10%        21.14%
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (millions)  $      40.3 $      35.3 $     12.9  $     12.5   $      9.1 $        6.7 $         1.2
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:+**
Expenses after exp. reimbursements          1.05%       1.05%      1.05%       1.05%        1.05%        1.05%         1.05%
Expenses before exp. reimbursements         1.66%       1.43%      1.72%       2.32%        2.87%        7.44%        43.11%
Net investment income after exp.
   reimbursements                           0.99%       1.10%      1.05%       1.32%        1.37%        1.79%         2.60%

Portfolio turnover rate ++                 40.99%     104.50%     54.24%     106.50%      116.63%       92.65%         3.13%



*   Commencement of operations
+   Annualized.
** Includes the Fund's share of expenses allocated from PIC Balanced Portfolio. ++ Portfolio turnover rate of PIC Balanced Portfolio, in which all of the
       Fund's assets are invested.
*** Not annualized.

Provident Investment Counsel                            Feb. 3,
Pinnacle Growth Fund                    Six months       1997*
                                          ended         through
                                         April 30,    October 31,
                                          1998           1997
-----------------------------------------------------------------
Net asset value, beginning of period  $      11.44 $        10.00
-----------------------------------------------------------------
Income from investment operations:
Net investment loss                         (0.05)         (0.03)
Net realized and unrealized gain
      on investments                          2.18           1.47
-----------------------------------------------------------------
Total from investment operations              2.13           1.44
Net asset value, end of period        $      13.57 $        11.44
-----------------------------------------------------------------

Total return                               18.62%***        14.40%***
=================================================================

Ratios/supplemental data:
Net assets, end of period (millions)  $        3.5 $          2.2
-----------------------------------------------------------------
Ratios to average net assets:+**
Expenses after exp. reimbursements           1.35%          1.35%
Expenses before exp. reimbursements          9.97%          5.08%
Net investment loss after exp.
   reimbursements                           -0.57%         -0.62%

Portfolio turnover rate ++                  42.39%         67.54%





+   Annualized.
** Includes the Fund's share of expenses allocated from PIC Growth Portfolio. ++ Portfolio turnover rate of PIC Growth Portfolio, in which all of the Fund's assets are invested.
*** Not annualized

Provident Investment Counsel                             Feb. 3,
Pinnacle Small Company                  Six months        1997*
Growth Fund                               ended          through
                                        April 30,      October 31,
                                          1998            1997
-----------------------------------------------------------------
Net asset value, beginning of period  $      10.42 $        10.00
-----------------------------------------------------------------
Income from investment operations:
Net investment loss                         (0.10)         (0.03)
Net realized and unrealized gain
      on investments                          1.14           0.45
-----------------------------------------------------------------
Total from investment operations              1.04           0.42
Net asset value, end of period        $      11.46 $        10.42
-----------------------------------------------------------------

Total return                                9.98%***         4.20%***
=================================================================

Ratios/supplemental data:
Net assets, end of period (millions)  $        3.4 $          3.1
-----------------------------------------------------------------
Ratios to average net assets:+**
Expenses after exp. reimbursements           1.55%          1.55%
Expenses before exp. reimbursements         11.55%          6.11%
Net investment loss after exp.
   reimbursements                           -1.89%         -1.14%

Portfolio turnover rate ++                  35.44%        151.52%




*   Commencement of operations
+   Annualized.
** Includes the Funds share of expenses allocated from PIC Small Cap Portfolio. ++ Portfolio turnover rate of PIC Small Cap Portfolio, in which all of the
        Fund's assets are invested.
*** Not annualized



Provident Investment Counsel
Pinnacle Mid Cap Fund                   Dec. 31, 1997*
                                            through

                                        April 30, 1998
-------------------------------------------------------
Net asset value, beginning of period  $           10.00
-------------------------------------------------------
Income from investment operations:
Net investment loss                              (0.01)
    Net realized and unrealized gain
      on investments                               1.96
-------------------------------------------------------
Total from investment operations                   1.95
Net asset value, end of period        $           11.95
-------------------------------------------------------

Total return                                      19.50%***
=======================================================

Ratios/supplemental data:
Net assets, end of period (millions)  $             4.6
-------------------------------------------------------
Ratios to average net assets:+**
Expenses after exp. reimbursements                0.99%
Expenses before exp. reimbursements               6.32%
Net investment loss after exp.
   reimbursements                                -0.38%

Portfolio turnover rate ++                       55.12%


+  Annualized.
** Includes the Fund's share of expenses allocated from PIC Mid Cap Portfolio. ++ Portfolio turnover rate of PIC Mid Cap Portfolio, in which all of the Fund's assets are invested.
***Not annualized




The Funds in Detail

Charter

Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, each Fund is a diversified series of the Trust, which is an open-end management investment company, organized as a Delaware business trust on December 11, 1991.

The Funds and the Portfolios are each governed by a Board of Trustees, responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet throughout the year to oversee the activities of the Funds and the Portfolios, review contractual arrangements with companies that provide services to the Funds and the Portfolios, and review performance. The majority of Trustees are not otherwise affiliated with PIC. Information about the Trustees and officers is contained in the SAI.

The Funds may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve an investment advisory contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Funds will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based on the number of shares you own.

PIC is the advisor to the PIC Portfolios, in which the respective Funds invest. Its address is 300 North Lake Avenue, Pasadena, CA 91101. An investment committee of PIC formulates and implements an investment program for each of the Portfolios, including determining which securities should be bought and sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolios to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. They seek out companies with significant management ownership of stock, strong management goals, plans and controls; leading proprietary positions in given market niches; and finally companies that may currently be under-researched by Wall Street analysts.

The value of a Portfolio's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

Each Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when you sell your shares of the Fund, they may be worth more or less than what you paid for them. PIC normally invests each Portfolio's assets according to its investment strategy. Each Portfolio also reserves the right to invest without limitation in short term instruments for temporary, defensive purposes.

PIC may use broker-dealers that sell shares of a Fund to carry out transactions for the Portfolios, provided that the Portfolios receive brokerage services and commission rates comparable to those of other broker-dealers.

PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly-owned subsidiary of United Asset Management Corporation (UAM), a publicly-owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services.

PIC's Historical Performance Data

The investment results presented below are not the results of the Funds. They are for composites of all accounts managed by PIC with similar investment objectives and strategies to the Funds. These composites are unaudited and are not intended to predict or suggest the returns that might be expected for the Funds or by an individual investing in the Funds. Figures reflect annualized returns, except that second quarter and year-to-date figures represent actual total returns over the period. Annualized total returns show that cumulative total returns for a stated time period (i.e., 1, 3, 7 or 10 years) have been averaged over the period. Investors should note that the Funds compute and disclose average annual return using the standard formula set forth in SEC rules, which differs in certain respects from the methodology used below to calculate performance.

The accounts included in the composites are not mutual funds, and are not subject to the same rules and regulations (for example, diversification and liquidity requirements and restrictions on transactions with affiliates) as the Funds, or to the same types of expenses that the Funds pay. These differences might have affected the performance figures shown below.

The figures shown below represent the performance of the accounts included in the composites. The figures are gross returns and do not include actual fees and expenses paid by the accounts included in the composites. However, these fees and expenses are generally lower than the fees and expenses paid by the Funds. Higher fees and expenses would have resulted in lower composite performance figures. The Russell Indices are not managed and do not pay any fees or expenses.

Performance Ending June 30, 1998


                                   Second
                                   Quarter   Year
                                    1998     to Date   1 Year    3 years   7 Years   10 Years
                                   -------   -------   -------   -------   -------   --------
PIC Large Cap Growth Composite      +7.2%     +24.3%    +33.8%    +28.1%    +20.3%    +21.9%
Lipper Growth Fund Index(1)         +2.8%     +15.6%    +28.3%    +24.8%    +18.2%    +16.3%
Russell 1000 Growth Index(2)        +4.5%     +20.4%    +31.4%    +30.2%    +19.9%    +19.2%

PIC Mid Cap Growth Composite        +4.3%     +20.0%    +31.4%    +31.4%    +18.8%    +19.5%
Russell Midcap Growth Index(3)      -0.1%     +11.9%    +24.0%    +24.0%    +17.5%    +16.3%

PIC Small Cap Growth Composite      -1.5%     +13.1%    +15.4%    +20.8%    +22.3%    +22.4%
Russell 2000 Growth Index(4)        -5.7%     +5.5%     +13.2%    +14.4%    +13.9%    +11.6%

PIC Balanced Composite              +5.9%     +19.0%    +27.8%    +22.0%    +17.0%    +18.0%
Lipper Balanced Fund Index(1)       +1.5%     +9.5%     +18.2%    +17.8%    +13.9%    +13.0%




(1)Lipper Analytical Services, Inc., together with its affiliated companies, currently tracks performance of approximately 32,000 funds worldwide with assets in excess of $6 trillion U.S. dollars. Lipper Analytical Services, Inc. provides the performance data for the Lipper Growth Fund Index and the Lipper Balanced Fund Index.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(3)The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to- book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

(4)The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.



Information About the Funds' Investments

Because the investment characteristics of each Fund will correspond directly to those of the Portfolio in which it invests, the following is a discussion of the various investments of, and techniques employed by, the Portfolios.


Provident Investment Counsel Pinnacle Balanced Fund

The Provident Investment Counsel Pinnacle Balanced Fund seeks to provide total return -- that is, a combination of income and capital growth, while preserving capital, by investing in the PIC Balanced Portfolio. In PIC's opinion, over time, stocks outperform bonds and investments that are equivalent to cash; consequently, the Balanced Portfolio attempts to achieve total return through investments in equity securities.


In selecting investments for the Balanced Portfolio, PIC will include equity securities of companies of various sizes which are currently experiencing an above-average rate of earnings growth. In addition, PIC seeks companies which have a five-year average performance record of sales, earnings, pretax margins, return on equity and reinvestment rate, all of which, in the aggregate, are 1.5 times the average performance of the Standard & Poor's 500 Composite Stock Price Index for the same period. The Balanced Portfolio will invest in a range of small, medium and large companies; the minimum market capitalization of a portfolio security is expected to be $250 million, and the average market capitalization is currently approximately $15 billion. Equity securities in which the Balanced Portfolio invests typically average less than a 1% dividend. Currently, approximately 70% of the equity securities in which the Balanced Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the NASDAQ system or are otherwise traded over-the-counter. PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolio to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. They seek out companies with significant management ownership of stock, strong management goals, plans and controls, leading proprietary positions given market niches, and finally companies that may currently be under- researched by Wall Street analysts.

The Balanced Portfolio will also invest no less than 25% of its assets in fixed income senior securities, both to earn current income and to achieve gains from an increase in the value of the fixed income securities. In general, prices of fixed income securities rise when interest rates fall, and vice versa. Fixed income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer term fixed income securities are generally more sensitive to interest rate changes than short-term fixed income securities.

The Balanced Portfolio may invest up to 70% of its total assets in fixed income securities, but it may not invest in such securities unless they have been rated at least BBB by Standard & Poor's Corporation (S&P) or Baa by Moody's Investors Service, Inc. (Moody's), or if unrated by S&P and Moody's are of comparable quality in PIC's opinion. Securities rated Baa by Moody's are regarded as medium grade, but have speculative characteristics. If the rating of a security is reduced after it is purchased, the Balanced Portfolio can continue to hold it, but PIC will consider the rating reduction in determining whether or not the security should be sold. See the SAI for a description of S&P and Moody's ratings.

The Balanced Portfolio may also attempt to earn current income and reduce the variability of the net asset value of its shares by investing a portion of its assets in short term investments. In unusual circumstances, economic, monetary, technical and other factors may cause PIC to assume a temporary, defensive position during which all or a substantial portion of the Balanced Portfolio's assets may be invested in short term instruments. Under normal market conditions, it is expected that investments in such short term instruments may range from zero (fully invested) to 20% of the Portfolio's assets.

The Balanced Portfolio may also invest up to 20% of its assets in foreign securities.


Provident  Investment Counsel Pinnacle Growth Fund

Provident Investment Counsel Pinnacle Growth Fund seeks long term growth of capital by investing in the PIC Growth Portfolio, which in turn invests primarily in equity securities. Under normal circumstances, the Growth Portfolio will invest at least 80% of its assets in such equity securities. In selecting investments for the Growth Portfolio, PIC will include equity securities of companies of various sizes which are currently experiencing an above-average rate of earnings growth. PIC uses "bottom-up" fundamental research to identify companies which have a five-year average performance record of sales, earnings, pretax margins, return on equity and reinvestment rate, all of which, in the aggregate, are 1.5 times the average performance of the Standard & Poor's 500 Composite Stock Price Index for the same period. The Growth Portfolio will invest in a range of small, medium and large companies; the minimum market capitalization of a portfolio security is expected to be $250 million, and the average market capitalization is currently approximately $15 billion. Equity securities in which the Growth Portfolio invests typically average less than a 1% dividend. Currently, approximately 70% of the equity securities in which the Growth Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the NASDAQ system or are otherwise traded over-the-counter. PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold.


In unusual circumstances, economic, monetary, technical and other factors may cause PIC to assume a temporary, defensive position during which all or a substantial portion of the Growth Portfolio's assets may be invested in short term instruments. Under normal market conditions, it is expected that investments in such short term instruments may range from zero (fully invested) to 20% of the Portfolio's assets.

The Growth Portfolio may also invest up to 20% of its assets in foreign securities.


Provident Investment Counsel Pinnacle Mid Cap Fund

The Provident Investment Counsel Pinnacle Mid Cap Fund seeks long term growth of capital by investing in the PIC Mid Cap Portfolio, which in turn invests primarily in equity securities of companies with medium market capitalizations.

PIC will  invest  at least  65%,  and  normally  at  least  95%,  of the Mid Cap
Portfolio's total assets in these securities. The Mid Cap Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types.

Medium market capitalization companies are those whose market capitalization falls within the range of $500 million to $5 billion at the time of the Mid Cap Portfolio's investment. Companies whose capitalization falls outside this range after purchase continue to be considered medium capitalization for the purposes of the Mid Cap Portfolio's investment policy. Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements in value. However, they tend to involve less risk than stocks of small capitalization companies.

The value of the Mid Cap Portfolio's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S.
investments, including increased political and economic risk, as well as exposure to currency fluctuations.

Provident Investment Counsel Pinnacle Small Company
Growth Fund

The Provident Investment Counsel Pinnacle Small Company Growth Fund seeks long term growth of capital by investing in the PIC Small Cap Portfolio, which in turn invests primarily in equity securities of small companies.


PIC will invest at least 65%, and normally at least 95%, of the Portfolio's total assets in these securities. The Portfolio has flexibility, however, to invest the balance in other market capitalizations and security types. Small capitalization companies are those whose market capitalization or annual revenues are $250 million or less at the time of the Portfolio's investment. Companies whose capitalization or revenues increase beyond this range after purchase continue to be considered small capitalization for the purposes of the Portfolio's investment policy. Investing in small capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements in value.

The Small Cap Portfolio may also invest up to 20% of its assets in foreign securities.

Securities and
Investment Practices

The following pages contain more detailed information about the types of instruments in which the Portfolios may invest, and strategies PIC may employ in pursuit of the Portfolios' investment objectives. A summary of risks and restrictions associated with these instrument types and investment practices is included as well. A complete listing of each Fund's policies and limitations and more detailed information about each Portfolio's investments is contained in the SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help a Portfolio achieve its goals. Current holdings and recent investment strategies are described in the Funds' financial reports which are sent to shareholders twice a year. For a free SAI or financial report, call (800) 618-7643.

Equity Securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

Restriction: With respect to 75% of total assets, a Portfolio may not own more than 10% of the outstanding voting securities of a single issuer.

Short Term Investments are debt securities that mature within a year of the date they are purchased by a Portfolio. Some specific examples of short term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements.

Restriction: A Portfolio will only purchase short term investments which are "high quality." High quality means the investments have been rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

Repurchase Agreement. In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

Exposure to Foreign Markets. A Portfolio may invest in foreign securities.

Restriction: A Portfolio may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depository Receipts which are listed on a national securities exchange or included in the NASDAQ system.

Options and Futures. A Portfolio has the right to use options and futures to hedge its investments in securities, but PIC does not expect to use these instruments during this fiscal year. A Fund will advise shareholders before any investment in options or futures commences. See the SAI for details.

Risk Factors. Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

Options and futures, which are sometimes called derivative securities, also entail certain risks, which are described in detail in the SAI.

Fundamental Investment Policies and Restrictions

Some of the policies and restrictions discussed on this and the preceding pages are fundamental; that is, subject to change only by shareholder approval. The following paragraph states all those that are fundamental. All policies stated throughout the prospectus, other than those identified in the following paragraph, can be changed without shareholder approval.

The Balanced Fund seeks total return while preserving capital. The Growth Fund, the Mid Cap Fund and the Small Company Growth Fund each seek long term growth of capital. Each Portfolio, with respect to 75% of total assets, may not invest more than 5% of its total assets in any one issuer and may not own more than 10% of the outstanding voting securities of a single issuer. Each Portfolio may not invest more than 25% of its total assets in any one industry.

Breakdown of Expenses

Like all mutual funds, each Fund pays fees related to its daily operations. Expenses paid out of a Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays an investment advisory fee to PIC each month for managing its investments. The Balanced Portfolio pays a fee at the annual rate of 0.60% of its average net assets, the Growth and Small Cap Portfolios each pay a fee at the annual rate of 0.80% of the Portfolio's average net assets and the Mid Cap Portfolio pays a fee at the annual rate of 0.70% of its average net assets.


While the investment advisory fee is a significant component of a Portfolio's (and thus a Fund's) annual operating costs, each Fund also pays other expenses. Each Fund pays shareholder servicing fees to financial services firms that sell shares of the Funds, and these firms typically pass along a portion of these fees to your financial representative for helping you with your investment in the Fund. The maximum amount that a Fund may pay is .25% of its annual average net assets (12b-1 fees). For additional information, see "Distribution Plan" in the SAI. Each Fund pays PIC a monthly fee at an annual rate of 0.15% of its average net assets for providing, or arranging for others to provide, certain specified shareholder services (shareholder services fees). For additional information, see "Shareholder Services Plan" in the SAI. The Funds and the Portfolios each pay a monthly administration fee to Investment Company Administration Corporation (the "Administrator") for managing some of their business affairs. Each Portfolio pays an administration fee at the annual rate of 0.10% of its average net assets subject to an annual minimum of $45,000, and each Fund pays an annual administration fee of $15,000. The Funds and the Portfolios also pay other expenses, such as legal, auditing, custodian and transfer agency fees, as well as the compensation of Trustees who are not affiliated with PIC.

PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses if they exceed a percentage of the Fund's average net assets. In the case of the Pinnacle Balanced Fund, the limit is 1.05%; in the case of the Pinnacle Growth Fund, the limit is 1.35%; in the case of the Pinnacle Mid Cap Fund, the limit is 1.39%; and in the case of the Pinnacle Small Company Growth Fund, the limit is 1.55%. This reimbursement arrangement, which may be terminated at any time without notice, will decrease a Fund's expenses and boost its performance. PIC retains the ability to be repaid by a Fund if expenses subsequently fall below the specified limit within the next three years.


Performance

Mutual fund performance is commonly measured as total return. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Total return reflects a Fund's performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance; it is not the same as actual year-by-year results.

Total return and average annual total return are based on past results and are not a prediction of future performance. They do not include the effect of income taxes paid by shareholders. A Fund may sometimes show its performance compared to certain performance rankings, averages or stock indices (described more fully in the SAI).

How Sales Charges are Calculated

Sales charges are as follows:


                                                            Dealer Commission
                         As a % of         As a % of your       as a % of
Your investment        offering price       investment        offering price

Up to $49,999              5.75%               6.10%             5.00%
$50,0900-$99,999           4.50%               4.71%             3.75%
$100,000-$249,999          3.50%               3.63%             2.75%
$250,000-$499,999          2.50%               2.56%             2.00%
$500,000-$999,999          2.00%               2.04%             1.60%
$1,000,000 and over         None                None             1.00%

Investments of $1 million or more have no sales charge. The Distributor pays a commission of 1% to financial institutions that initiate purchases of $1 million or more.

Sales Charge Waivers

Shares of the Funds may be sold at net asset value (free of any sales charge) to: (1) current shareholders of the Funds as of June 30, 1998; (2) current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, PIC and affiliates, certain family members of the above persons, and trusts or plans primarily for such persons; (3) current or retired registered representatives of broker-dealers having sales agreements with the Distributor or full-time employees and their spouses and minor children and plans of such persons;

(4) investors who exchange their shares from an unaffiliated investment company which has a sales charge, so long as shares are purchased within 60 days of the redemption; (5) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees; (6)
investment advisers and financial planners who place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services; (7) employee-sponsored benefit plans in connection with purchases of shares of Funds made as a result of participant-directed exchanges between options in such a plan; (8) "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of shares of the Funds; and (9) such other persons as are determined by the Board of Trustees (or by the Distributor pursuant to guidelines established by the Board) to have acquired shares under circumstances not involving any sales expense to the Trust or the Distributor.

Sales Charge Reductions

There are several ways you can combine multiple purchases of shares of the Pinnacle Funds to take advantage of the breakpoints in sales charge schedule. These can be combined in any manner.

Accumulation Privilege - lets you add the value of shares of any of the Pinnacle Funds you and your family already own to the amount of your next investment for purposes of calculating the sales charge.

Letter of Intent - lets you purchase shares of any Pinnacle Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

Combination Privilege - lets you combine shares of multiple Pinnacle Funds for purposes of reducing the sales charge.



For more information, contact your financial representative or the Provident Investment Counsel Pinnacle Funds. Your Account

Ways to Set Up Your Account

Individual or Joint Tenant
For your general investment needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

--------------------------------------------------------------------------------
Retirement

To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

* Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

* Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

* Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

* Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

* 403(b) Custodial Accounts are available to employees of most tax-exempt institutions, including schools, hospitals and other charitable organizations.

* 401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax- deferred basis. These accounts need to be established by the trustee of the plan.

--------------------------------------------------------------------------------
Gifts or Transfers to Minor (UGMA, UTMA)

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying a federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

--------------------------------------------------------------------------------
Trust

For money being invested by a trust

The trust must be established before an account can be opened.

--------------------------------------------------------------------------------

Business or Organization

For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

How to Buy Shares


Once each business day, each Fund calculates its share price: The share price is the Fund's net asset value (NAV) plus the sales charge. Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.


If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

Provident Financial Processing Corp. (PFPC) is each Fund's Transfer Agent; its address is 400 Bellevue Parkway, Wilmington, Delaware 19809, and its mailing address is P.O. Box 8943, Wilmington, DE 19899.

First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, is the Trust's principal underwriter.

Minimum Investments

To Open an Account                                    $2,000

For retirement accounts                                 $500

For automatic investment plans                          $250

To Add to an Account                                    $250

For retirement plans                                    $250

Through automatic investment plans                      $100

Minimum Balance                                       $1,000

For retirement accounts                                 $500

For Information:                              (800) 618-7643

To Invest

By Mail: Provident  Investment Counsel Pinnacle Funds
         C/o PFPC Inc.
         P.O. Box 8943
         Wilmington, DE 19899


By Overnight Delivery: Provident Investment Counsel Pinnacle Funds
                       c/o PFPC Inc.
                       400 Bellevue Parkway
                       Wilmington, DE 19809

By Telephone: Call (800) 618-7643 and then wire
              federal funds to:
                  PNC Bank
                  Philadelphia, PA
                  ABA# 031-0000-53
                  DDA# 86-0172-6604
                  For Credit to Provident Investment
                   Counsel Pinnacle (Fund Name)
                  Shareholder Name
                  Shareholder Account Name

How to Sell Shares

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Funds from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

* You wish to redeem more than $100,000 worth of shares,

* Your account registration has changed within the last 30 days,

* The check is being mailed to a different address from the one on your account (record address), or

* The check is being made payable to someone other than the account owner. You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a "letter of instruction" with:

* Your name,

* Your Fund account number,

* The dollar amount or number of shares to be redeemed, and

* Any other applicable requirements listed in the table at right.

* Unless  otherwise  instructed,  PIC will  send a check to the record address.

  Mail your letter to:


  Provident  Investment Counsel Pinnacle Funds c/o
  PFPC, Inc.
  P.O. Box 8943
  Wilmington, DE 19899


How to Sell Shares:

                  Account Type                  Special Requirements

Phone             All account types       *   Your telephone call must be
(800) 618-7643    except retirement       received by 4 p.m. Eastern time to be
                                          redeemed on that day.
- ------------------------------------------------------------------------------
Mail or in        Individual, Joint       *  The letter of instructions must
Person            Tenant, Sole Propri-    be signed by all persons required to
                  etorship, UGMA, UTMA    sign for transactions, exactly as
                                          their names appear on the account.

                  Retirement Account      *  The account owner should complete
                                          a retirement distribution form. Call
                                          (800) 618-7643 to request one.

                  Trust * The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                  Business or             *  At least one person authorized by
                  Organization            corporate resolutions to act on the
                                          account must sign the letter.

                                          *  Include a corporate resolution
                                          with corporate seal or a signature
                                          guarantee.

                  Executor,               *  Call (800) 618-7643 for .
                  Administrator,          instructions
                  Conservator, Guardian
- ------------------------------------------------------------------------------
Wire              All account types       *  You must sign up for the wire
                  except retirement       feature before using it. To verify
                                          that it is in place, call (800)
                                          618-7643. Minimum wire: $5,000.

                                          *  Your wire redemption request must
                                          be received by the Fund before 4 p.m.
                                          Eastern time for money to be wired
                                          the next business day.

Investor Services

PIC provides a variety of services to help you manage your account.

Information Services

PIC's telephone representatives can be reached at (800) 618-7643.

Statements and reports  that PIC sends to you include the following:

* Confirmation statements (after every transaction that affects your account balance or your account registration)

* Financial reports (every six months)

Transaction Services

Regular investment plans. One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically and conveniently. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

Systematic withdrawal plans let you set up periodic redemptions from your account. These redemptions take place on the 25th day of each month or, if that day is a weekend or holiday, on the prior business day.

Exchange Privilege. You may sell your Fund shares and buy shares of other Pinnacle Funds by telephone or in writing.

Exchange Restrictions. You should note the following:

* The Fund you are exchanging into must be registered for sale in your state.

* You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

* Before exchanging into a Fund, read its prospectus.

* Exchanges may have tax consequences for you.

* Exchanges into each Fund are limited to five per calendar year.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Shareholder Account Policies

Dividends, Capital Gains, and Taxes

The Funds distribute substantially all of their net income and capital gains, if any, to shareholders each year. The Balanced Fund pays quarterly dividends, and the Growth, Mid Cap and Small Company Growth Funds pay dividends, normally, in December. Capital gains are also normally distributed in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Funds offer three options:

1. Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. Cash Option. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

When a Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

Understanding Distributions

As a Fund shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes its earnings along to its investors as distributions.

Each Fund earns dividends from stocks and interest from short term investments held by the Portfolio in which it invests. These are passed along as dividend distributions. Each Fund realizes capital gains whenever the Portfolio in which it invests sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax- deferred retirement account, you should be aware of these tax implications.

Taxes on distributions. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

For federal tax purposes, each Fund's income and short term capital gain distributions are taxed as dividends; long term capital gain distributions are taxed as long term capital gains. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

Taxes on transactions. Your redemptions--including exchanges to other Pinnacle Funds--are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of a Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sales resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

"Buying a dividend." If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment activity in some types of instruments.

Transaction Details

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. PIC calculates each Fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.

Each Fund's NAV plus the sales charge is the value of a single share. The NAV is computed by adding the value of a Fund's share of investments held by the Portfolio, cash, and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The NAV is the redemption price (price to sell one share).

Each Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page __. Purchase orders may be refused if, in PIC's opinion, they would disrupt management of a Fund.

When you place an order to buy shares, your order will be processed at the next NAV calculated after your order is received and accepted plus the sales charge. Note the following:

* All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

* PIC does not accept cash or third party checks.

* When making a purchase with more than one check, each check must have a value of at least $50.

* Each Fund reserves the right to limit the number of checks processed at one time.

* If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of a Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Funds are priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:

* Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

* Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

* PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less that $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

* PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer, PIC will give you 30 days prior notice of its intention to close your account.

General Information

Each Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may at its own discretion, create additional series of shares. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the 1940 Act provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series.

However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees.

The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.


As of September 10, 1998, the Pinnacle Balanced Fund was controlled by Compass Bank Trustee for Alfa Mutual Insurance Company and Wilmington Trust Co. Trustee FBO Davies Medical P/P; the Pinnacle Growth Fund was controlled by Wilmington Trust Co. FBO Mustang Employee 401K; and the Pinnacle Small Company Growth Fund was controlled by Wilmington Trust Co. Trustee for Figgie Intl Inv Ret & P/S TR Supp Svs & TR 401K Plan.


Year 2000 Risk. Like other business organizations around the world, the Funds could be adversely affected if the computer systems used by PIC and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." PIC is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Funds' other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Funds.

                              PIC INVESTMENT TRUST

               Provident Investment Counsel Pinnacle Balanced Fund
                Provident Investment Counsel Pinnacle Growth Fund
               Provident Investment Counsel Pinnacle Mid Cap Fund
         Provident Investment Counsel Pinnacle Small Company Growth Fund

                       Statement of Additional Information

                             Dated ___________, 1998

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the applicable prospectus of the Provident Investment Counsel Pinnacle Balanced Fund (formerly Provident Investment Counsel Institutional Balanced Fund), Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Pinnacle Mid Cap Fund and Provident Investment Counsel Pinnacle Small Company Growth Fund, series of PIC Investment Trust (the "Trust"), which share a common prospectus. There are five other series of the
Trust: the Provident Investment Counsel Growth Fund, Provident Investment Counsel Mid Cap Fund, Provident Investment Counsel Small Company Growth Fund, Provident Investment Counsel Small Cap Growth Fund and Provident Investment Counsel Tax Managed Growth Fund, which have separate SAIs. The Provident Investment Counsel Pinnacle Balanced Fund (the "Balanced Fund") invests in the PI C Balanced Portfolio; the Provident Investment Counsel Pinnacle Growth Fund (the "Growth Fund") invests in the PIC Growth Portfolio; the Provident Investment Counsel Pinnacle Mid Cap Fund (the "Mid Cap Fund") invests in the PIC Mid Cap Portfolio; the Provident Investment Counsel Pinnacle Small Company Growth Fund (the "Small Company Growth Fund") invests in the PIC Small Cap Portfolio. (In this SAI, the Balanced Fund, the Growth Fund, the Mid Cap Fund and the Small Company Growth Fund may be referred to as the "Funds", and the PIC Balanced Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio may be referred to as the "Portfolios.") Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the applicable prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (818) 449-8500.

                                TABLE OF CONTENTS

                                                     Cross-reference to page in
                                                     the prospectus of the
                                                     Provident Investment
                                                     Counsel Pinnacle Funds:
                                                     --------------

Investment Objective and Policies            B-
      The Balanced Fund                      B-
      The Growth Fund                        B-
         The Mid Cap Fund
      The Small Company Growth Fund          B-
      Investment Restrictions                B-
      Repurchase Agreements                  B-
      Options Activities                     B-
      Futures Contracts                      B-
      Foreign Securities                     B-
      Forward Foreign Currency
           Exchange Contracts                B-
      Segregated Accounts                    B-
      Debt Securities and Ratings            B-
Management                                   B-
Custodian and Auditors                       B-
Portfolio Transactions and Brokerage         B-
Portfolio Turnover
Additional Purchase and
     Redemption Information                  B-
Net Asset Value                              B-
Taxation                                     B-
Dividends and Distributions                  B-
Performance Information                      B-
General Information                          B-
Financial Statements                         B-
Appendix                                     B-

                       INVESTMENT OBJECTIVES AND POLICIES

The Pinnacle Balanced Fund

     The investment objective of the Pinnacle Balanced Fund is to provide high total return while reducing risk. There is no assurance that the Pinnacle Balanced Fund will achieve its objective. The Pinnacle Balanced Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Balanced Portfolio (the "Balanced Portfolio"). The Balanced Portfolio is a diversified open-end management investment company having the same investment objective as the Pinnacle Balanced Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Pinnacle Balanced Fund and the Balanced Portfolio. Because the investment characteristics of the Pinnacle Balanced Fund will correspond directly to those of the Balanced Portfolio, the discussion refers to those investments and techniques employed by the Balanced Portfolio. . The Pinnacle Growth Fund

     The investment objective of the Pinnacle Growth Fund is to provide long-term growth of capital. There is no assurance that the Pinnacle Growth Fund will achieve its objective. The Pinnacle Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Growth Portfolio (the "Growth Portfolio"). The Growth Portfolio is a diversified open-end management investment company having the same investment objective as the Pinnacle Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Pinnacle Growth Fund and the Growth Portfolio. Because the investment characteristics of the Pinnacle Growth Fund will correspond directly to those of the Growth Portfolio, the discussion refers to those investments and techniques employed by the Growth Portfolio.


The Pinnacle Mid Cap Fund

     The investment objective of the Pinnacle Mid Cap Fund is to provide long-term growth of capital. There is no assurance that the Pinnacle Mid Cap Fund will achieve its objective. The Pinnacle Mid Cap Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Mid Cap Portfolio (the "Mid Cap Portfolio"). The Mid Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Pinnacle Mid Cap Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Pinnacle Mid Cap Fund and the Mid Cap Portfolio. Because the investment characteristics of the Pinnacle Mid Cap Fund will correspond directly to those of the Mid Cap Portfolio, the discussion refers to those investments and techniques employed by the Mid Cap Portfolio.


The Pinnacle Small Company Growth Fund

     The investment objective of the Pinnacle Small Company Growth Fund is to provide capital appreciation. There is no assurance that Pinnacle Small Company Growth Fund will achieve its objective. The Pinnacle Small Company Growth Fund will attempt to achieve its objective by investing all of its assets in shares of the PIC Small Cap Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio is a diversified open-end management investment company having the same investment objective as the Pinnacle Small Company Growth Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Pinnacle Small Company Growth Fund and the Small Cap Portfolio. Because the investment characteristics of the Pinnacle Small Company Growth Fund will correspond directly to those of the Small Cap Portfolio, the discussion refers to those investments and techniques employed by the Small Cap Portfolio.


Investment Restrictions

The Trust (on behalf of the Funds) and the Portfolios have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Fund or a

Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of
(i) 67% of the shares of a Fund or a Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund or a Portfolio. Except with respect to borrowing, changes in values of assets of a particular Fund or Portfolio will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund or Portfolio at the time it purchases any security.

     As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a Portfolio's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Funds invest all of their assets in shares of the Portfolios. Each Fund's and each Portfolio's investment objective is fundamental.

In addition, no Fund or Portfolio may:

     1. Issue senior securities, borrow money or pledge its assets, except that a Fund or a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Make short sales of securities or maintain a short position, except for short sales against the box;

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     4. Write put or call options, except that the Balanced Portfolio may write covered call and cash secured put options on debt securities, and the Small Cap Portfolio may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;

     5. Act as underwriter (except to the extent a Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that any of the Funds may invest more than 25% of their assets in shares of a Portfolio;

     7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     8. Purchase or sell commodities or commodity futures contracts, except that any Portfolio may purchase and sell stock index futures contracts and the Balanced Portfolio may purchase and sell interest rate futures contracts;

     9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

     10. Make loans (except for purchases of debt securities consistent with the investment policies of the Funds and the Portfolios and except for repurchase agreements); or

     11. Make investments for the purpose of exercising control or management.

     The Portfolios observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities:

     No Portfolio may:

     1. Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class);

     2. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or


     3. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

Repurchase Agreements

     Repurchase agreements are transactions in which a Fund or a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds and the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds and the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

Options Activities

     The Balanced Portfolio may write (i.e., sell) call options ("calls") on debt securities, and the Small Cap Portfolio may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Portfolio owns the optioned securities. When the Balanced or Small Cap Portfolio writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Portfolio will forgo any gain from an increase in the market price of the underlying security over the exercise price.

     The Balanced and Small Cap Portfolios may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Portfolio on which it wishes to terminate its obligation. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Portfolio expires (or until the call is exercised and the Portfolio delivers the underlying security).

     The Balanced and Small Cap Portfolios also may write and purchase put options ("puts"). When the Portfolio writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. When the Portfolio purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

     A Portfolio's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

Futures Contracts

     The Balanced Portfolio may buy and sell interest rate futures contracts, and all the Portfolios may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

     A stock index futures contract may be used as a hedge by any of the Portfolios with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for a Portfolio than if it had not entered into any futures on stock indices.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Foreign Securities

     The Portfolios may invest in securities of foreign issuers in foreign markets. In addition, the Portfolios may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.

Forward Foreign Currency Exchange Contracts

     The Portfolios may enter into forward contracts with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs. The Portfolios may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

     At or before the maturity date of a forward contract that requires a Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Segregated Accounts

     When a Portfolio writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by a Portfolio until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet a Portfolio's obligations pursuant to the put or forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

Debt Securities and Ratings

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolios each have a Board of Trustees which have comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

     The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:


Jettie M. Edwards (age 52),  Trustee      Consulting principal of
76 Seaview Drive                          Syrus Associates (consulting firm)
Santa Barbara, CA 93108

Bernard J. Johnson (age 74),              Retired; formerly Chairman Emeritus
      Trustee Emeritus                    of the Advisor
300 North Lake Avenue
Pasadena, CA 91101

Jeffrey D. Lovell (age 46),  Trustee      Managing Director, President and
11150 Santa Monica Blvd., Ste 1650        co-founder of Putnam, Lovell &
Los Angeles, CA 90025                     Thornton, Inc. (investment bankers)

Jeffrey J. Miller (age 48),  President    Managing Director and Secretary of
      and Trustee*                        the Advisor; President and Trustee
300 North Lake Avenue                     of each of the Portfolios
Pasadena, CA 91101

Wayne H. Smith (age 57),  Trustee         Vice President and Treasurer of Avery
150 N. Orange Grove Blvd.                 Dennison Corporation (pressure
Pasadena, CA  91103                       sensitive material and office
                                          products manufacturer)

Thad M. Brown (age 48),  Vice             Senior Vice President and Chief
     President, Secretary and             Financial Officer of the Advisor
     Treasurer
300 North Lake Avenue
Pasadena, CA 91101


     The Trustees and officers of each of the Portfolios, their business address and their occupations during the past five years are:


Richard N. Frank (age 75),  Trustee       Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                     Restaurants, Inc.; formerly Chairman
Pasadena, CA 91101                        of Lawry's Foods, Inc.

Bernard J. Johnson (age 74),              Retired; formerly Chairman Emeritus
      Trustee Emeritus                    of the Advisor
300 North Lake Avenue
Pasadena, CA 91101

James Clayburn LaForce (age 69),          Dean Emeritus, John E. Anderson
     Trustee                              Graduate School of Management,
P.O. Box 1585                             University of California, Los
Pauma Valley, CA 92061                    Angeles. Director of The BlackRock
                                          Funds. Trustee of Payden & Rygel
                                          Investment Trust. Director of the
                                          Timken Co., Rockwell International,
                                          Eli Lilly, Jacobs Engineering
                                          Group and Imperial Credit Industries.

Jeffrey J. Miller (age 48),  President    Managing Director and Secretary of
     and Trustee*                         the Advisor
300 North Lake Avenue
Pasadena, CA 91101

Angelo R. Mozilo (age 59),  Trustee       Vice Chairman and Executive Vice
155 N. Lake Avenue                        President of Countrywide Credit
Pasadena, CA 91101                        Industries (mortgage banking)

Thad M. Brown (age 48),  Vice             Senior Vice President and Chief
     President, Secretary and             Financial Officer of the Advisor
     Treasurer
300 North Lake Avenue
Pasadena, CA 91101
-----------------------------------


* denotes Trustees who are "interested persons" of the Trust or Portfolios under the 1940 Act.

     The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                               Deferred
                                           Total            Compensation
       Name of Trustee               Compensation              Accrued

       Jettie M. Edwards                $12,000(1)                -0-
       Bernard J. Johnson                11,500(1)                -0-
       Jeffrey D. Lovell                 11,500(1)             22,093
       Wayne H. Smith                    12,000(1)             23,719
       Richard N. Frank                  12,000(2)             23,604
       James Clayburn LaForce            12,000(2)                -0-
       Angelo R. Mozilo                  12,000(2)             24,153

(1)  Compensation was paid by the Registrant

(2) Compensation was paid by three other registered investment companies in the "Fund Complex."


     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Balanced Fund as of September 10, 1998:

Gilbert Papazian IRA - 6.05%
1445 S. Down Road
Hillsborough, CA 94163

Compass Bank Trustee - 36.42%
For Alfa Mutual Insurance Company
P. O. Box 11000
Montgomery, AL 36191

Rita Moya Trustee for -8.36%
National Health Foundation, Inc.
201 N. Figueroa
Los Angeles, CA 90012

Wilmington Trust Co TTEE - 30.09%
FBO Davies Medical
1100 North Market Street
Wilmington, DE 19890-0001

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Pinnacle Growth Fund as of September 10, 1998:

Wilmington Trust Co. - 80.10%
FBO Mustang Emplye 401K
A/C 43007-5
1100 N. Market Street
Wilmington, DE 19890-0001

Wilmington Trust Co TTEE - 19.86%
FBO Catholic Healthcare W MMP
PO Box 8971
Wilmington, DE 19899-8971

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Pinnacle Mid Cap Fund as of September 10, 1998:

Larry D. Tashjian and Karen D. Tashjian Trstes - 11.90% for Tashjian Family Trust
612 Bershire Avenue
La Canada, CA 91011

George E. Handtmann III Truste - 11.90%
for Handtmann Family Trust
333 Lambert Road
Carpinteria, CA 93013

Jeffrey J. Miller and Paula J. Miller Trstes - 11.90% for Miller Family Trust
1252 El Vaso St.
La Canada, CA 91011

Robert M. Kommerstad and Lila M. Kommerstad Trste - 11.90% for Kommerstad Family Trust
618 Deodar Lane

Bradbury, CA 91010

Bernard Johnson Trste - 11.90%
for the Johnson Family Trust
2100 Glenview Terrace
Altadena, CA 91001

Thomas J and Julie H Condon Trste - 11.90% for the Condon Family Trust
850 Holladay Rd.
San Marinco, CA 91108

     The following persons, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Pinnacle Small Company Growth Fund as of September 10, 1998:

Wilmington Trust Co. Trustee - 51,75%
For Figgie Int'l Inv Retirement & Profit Sharing Trust
SUPP SVS & TR 401K Plan
A/C 42171-6
c/o Mutual Funds
1100 N.. Market Street
Wilmington, DE 19890-0001

Wilmington Trust Co. Trustee - 12.69%
For Figgie Int'l Inv  Retirement & Profit Sharing Trust
SUPP RET SVS & TR 401K Plan
ALF A/C 42174-0
c/o Mutual Funds
1100 N.  Market  Street
Wilmington, DE 19890-0001

Merril Lynch Trust Co. Trustee - 12.26%
FBO Qualified Retirement Plans
265 Davidson Avenue
Somerset, NJ 08873

IITC & Co. - 6.28%
507 Canyon Blvd.
Boulder, CO 80503

     As of September 10, 1998, shares of the Funds owned by the Trustees and officers as a group were less than 1%.


The Advisor

     The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

     The following information is provided about the Advisor and the Portfolios. Subject to the supervision of the Boards of Trustees of the Portfolios, investment management and services will be provided to the Portfolios by the Advisor, pursuant to separate Investment Advisory Agreements (the "Advisory Agreements"). Under the Advisory Agreements, the Advisor will provide a continuous investment program for the Portfolios and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses;
(vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor; on that date the Advisor entered into new Advisory Agreements having the same terms as the previous Advisory Agreements with the Portfolios. The term "Advisor" also refers to the Advisor's predecessor.


     For its services, the Advisor receives a fee from the Balanced Portfolio at an annual rate of 0.60% of its average net assets, 0.80% of the Growth Portfolio's average net assets and 0.80% of the Small Cap Portfolio's average net assets. The Advisor will receive a fee of 0.70% from the Mid Cap Portfolio's average net assets. During the fiscal years ended October 31, 1997, 1996, and 1995, the Advisor earned fees pursuant to the Advisory Agreements as follows: from the Balanced Portfolio, $153,518, $74,462 and $77,098, respectively; from the Growth Portfolio, $838,058, $949,431 and $1,536,297, respectively; and from the Small Cap Portfolio, $1,525,768, $1,395,748 and $771,499, respectively. However, the Advisor has agreed to limit the aggregate expenses of the Balanced Portfolio to 0.80% of average net assets, and the aggregate expenses of the Growth and Small Cap Portfolios to 1.00% of average net assets. As a result, the Advisor paid expenses of the Balanced Portfolio that exceeded these expense limits in the amounts of $91,689, $111,580 and $100,695 during the fiscal years ended October 31, 1997, 1996 and 1995, respectively. The Advisor paid expenses of the Growth Portfolio that exceeded these expense limits in the amounts of $48,003, $64,401 and $21,828 during the fiscal years ended October 31, 1997, 1996 and 1995, respectively. The Advisor paid expenses of the Small Cap Portfolio that exceeded these expense limits in the amounts of $24,879, $26,098 and $66,713 during the fiscal years ended October 31, 1997, 1996 and 1995, respectively.


     Under the Advisory Agreements, the Advisor will not be liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Advisory Agreements will remain in effect for two years from their execution. Thereafter, if not terminated, each Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

     The Advisory Agreements are terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreements also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreements terminate automatically upon their assignment (as defined in the 1940 Act).

     The Advisor also provides certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust. During the fiscal years ended October 31, 1997, 1996 and 1995, the Adviser earned fees from the Pinnacle Balanced Fund of $52,139, $24,822 and $25,721, respectively. For the fiscal year ended October 31, 1997, the Advisor earned fees of $1,029 from the Pinnacle Growth Fund and $1,993 from the Pinnacle Small Company Growth Fund. Prior to 1997, the Pinnacle Growth Fund and Pinnacle Small Company Growth Fund were not in existence. However, the Advisor agreed to limit the aggregate expenses of the Pinnacle Balanced Fund, Pinnacle Growth Fund and Pinnacle Small Company Growth Fund to 1.05%, 1.35% and 1.55%, respectively, of each Fund's average net assets. As a result, for the fiscal year ended October 31, 1997, the Advisor waived fees and reimbursed expenses of the Funds as follows:

                                            Waived           Reimbursed
                                               Fees           Expenses
         Balanced Fund                      $51,137          $45,926
         Growth Fund                        $1,029           $64,841
         Small Company Growth Fund          $1,993           $72,680

     The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if, within three subsequent years, a Fund's expenses are less than the limit agreed to by the Advisor.

The Administrator

     During each of the fiscal years ended October 31, 1997, 1996 and 1995, the Pinnacle Balanced Fund paid the Administrator fees in the amount of $15,000. During the fiscal year ended October 31, 1997, the Pinnacle Growth and Pinnacle Small Company Growth Funds each paid the Administrator fees in the amount of $11,300. The Pinnacle Growth Fund and Pinnacle Small Company Growth Fund were not in operation prior to 1997.

     During the fiscal years ended October 31, 1997, 1996 and 1995, the Balanced Portfolio paid the Administrator fees in the amount of $25,586, $12,410 and $12,850, respectively. During the fiscal years ended October 31, 1997, 1996 and 1995, the Growth Portfolio paid the Administrator fees in the amount of $103,757, $118,678 and $192,037, respectively. During the fiscal years ended October 31, 1997, 1996 and 1995, the Small Cap Portfolio paid the Administrator fees in the amount of $190,721, $174,469 and $96,687, respectively.

Distribution Plan

     The Trustees and/or shareholders of the Trust have adopted, on behalf of each Fund, a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay a fee to the Distributor at an annual rate of 0.25% of its average daily net assets for expenses incurred in marketing its shares, including advertising, printing and compensation to securities dealers or other industry professionals.

     For the fiscal year ended October 31, 1997, the Balanced Fund, Growth Fund and Small Company Growth Fund paid the Distributor $18,689, $1,910 and $1,867, respectively, in fees pursuant to the Plan.. All such 12b-1 fees paid to the Distributor were paid as compensation to dealers.

Shareholder Services Plan

     On May 15, 1998, the Board of Trustees approved the implementation of a Shareholder Services Plan (the "Services Plan") under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each Fund will pay the Advisor a monthly fee at an annual rate of up to 0.15% of the Fund's average daily net assets. The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a "Participating Organization") out of the fees the Advisor receives from the Funds under the Services Plan to the extent that the Participating Organization performs shareholder servicing functions for Fund shares owned by its customers.

                             CUSTODIAN AND AUDITORS

     The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Funds' assets, and Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington,

DE 19809, acts as the Trust's transfer agent. The Trust's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolios by placing purchase and sale orders for the Portfolios, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory Agreements to consider whether the broker provides research or statistical information to the Portfolios and/or other accounts of the Advisor.


     The Advisory Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreements;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. During the fiscal years ended October 31, 1996 and 1995, the amount of brokerage
commissions   paid  by  the   Balanced   Portfolio   were  $8,805  and  $19,998,
respectively. During the fiscal year ended October 31, 1997, the Balanced Portfolio paid $24,471 in brokerage commissions. Of that amount, $579 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $_____. During the fiscal years ended October 31, 1996 and 1995, the amount of brokerage commissions paid by the Growth Portfolio were $148,938 and $243,060, respectively. During the fiscal year ended October 31, 1997, the Growth Portfolio paid $110,376 in brokerage commissions. Of that amount, $5,776 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $_____. During the fiscal years ended October 31, 1996 and 1995, the amount of brokerage commissions paid by the Small Cap Portfolio were $115,709 and $59,282, respectively. During the fiscal year ended October 31, 1997, the Small Cap Portfolio paid $218,087 in brokerage commissions. Of that amount, $7,674 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $_____.


     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolios in the valuation of the Portfolios' investments. The research which the Advisor receives for the Portfolios' brokerage commissions, whether or not useful to the Portfolios, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Portfolios.

     The debt securities which will be a major component of the Balanced Portfolio's portfolio are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolios directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER


     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of them they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." Growth Portfolio's portfolio turnover rate for the fiscal years ended October 31, 1996 and 1997 was 64.09% and 67.45%, respectively. The Small Cap Portfolio paid an unusually large redemption request which resulted in the Small Cap Portfolio having a portfolio turnover rate of 151.52% for the period February 3, 1997, the date the Small Company Growth Fund commenced operations, through October 31, 1997. As a result of some volatility in the fixed income markets and an improving environment in the equity markets during the past year, the Balanced Portfolio repositioned its portfolio to hold a larger percentage of equity securities. This resulted in the Balanced Portfolio having a portfolio turnover rate of 104.50% for the fiscal year ended October 31, 1997 as opposed to 54.24% for the fiscal year ended October 31, 1996. For the fiscal year ended October 31, 1997, the portfolio turnover rate for the fixed-income portion and the equity portion of the Balanced Portfolio was ___% and ___%, respectively. The Advisor expects that the Mid Cap Portfolio's portfolio turnover rate normally not exceed 100%.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of each Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

     Reductions in the sales charge are available. For more information, see "Sales Charge Waivers" and "Sales Charge Reductions" in the Prospectus. Shareholders who buy $1 million in shares without paying a sales charge will be charged a 1% fee on redemptions made within one year of purchase.



                               NET ASSET VALUE

     The net asset value of the Portfolios' shares will fluctuate and is determined as of the close of trading on the Exchange (generally 4:00 p.m. Eastern time) each business day. Each Portfolio's net asset value is calculated separately.

     The net asset value per share is computed by dividing the value of the securities held by each Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.



                                    TAXATION

     The Funds will each be taxed as separate entities under the Internal Revenue Code (the "Code"), and each intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Funds qualify, the Funds (but not their shareholders) will be relieved of federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.


     In order to qualify for treatment as a RIC, the Funds must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.


     Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from a Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net long-term capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

     Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by a Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.


     Under the IRS Restructuring and Reform Act of 1998adopted by Congress in June 1998 the taxation of capital gains was modified so as to shorten, by six months the holding period requirement for the 20% maximum rate treatment (eliminating the "more than 18 month" holding period for gains from the sale of securities.


     Each Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION
Total Return

     Average annual total return quotations used in a Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 + T)n = ERV
where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


     Average annual total return computed at the public offering price for the periods ended April 30, 1998 are set forth in the tables below.

                           One Year         Five Years        Life of Fund*

Balanced Fund              23.80%           13.49%            12.78%
Growth Fund                31.18%           N/A               22.03%
Mid Cap Fund**             N/A              N/A               N/A
Small Cap Growth Fund      31.40%           N/A               6.43%

     Average annual total return may also be based on investment at reduced sales charge levels or at net asset value. Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Average annual total return computed at net asset value for the periods ended April 30, 1998 are set forth in the tables below:

                           One Year         Five Years        Life of Fund*

Balanced Fund              31.35%           14.84%            13.92%
Growth Fund                39.18%           N/A               28.03%
Mid Cap Fund               N/A              N/A               19.50%
Small Cap Growth Fund      39.42%           N/A               11.66%
_________________


*The commencement dates for the Funds are as follows: Balanced Fund - June 11, 1992; Growth Fund - February 3, 1997; Mid Cap Fund - December 31, 1997; and Small Company Growth Fund - February 3, 1997.

**Shares of the Mid Cap Fund were sold without a sales charge until the effective date of this Prospectus and this SAI.

Yield

     Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi- annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                          YIELD = 2 [(a-b + 1){6} - 1]
                                       ---
                                       cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and d equals the maximum offering price per share on the last day of the period.

Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

     Performance data of a Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.


                               GENERAL INFORMATION

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created nine series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.


                              FINANCIAL STATEMENTS

     The annual report to shareholders for the Balanced, Growth and Small Company Growth Funds for the fiscal year ended October 31, 1997 and the semi-annual report to shareholders for all the Funds for the six-month period ended April 30, 1998 are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference into this SAI.

                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such iss ues.

     Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group: Corporate Bond Ratings

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.

                  (1)      Declaration of Trust(1)
                  (2)      By-Laws(1)
                  (3)      Not applicable
                  (4)      Management Agreement(3)
                  (5)      Distribution Agreement(1)
                  (6)      Not applicable
                  (7)      Custodian Agreement(4)
                  (8) (i) Administration Agreement with Investment Company Administration Corporation(1)
                           (ii)   Administration    Agreement   with   Provident
                           Investment Counsel(1)
                  (9)      Opinion  and  consent  of  counsel(1)
                  (10)     Consent of McGladrey & Pullen
                  (11)     Not applicable
                  (12)     Investment letter(1)
                  (13)     Distribution Plan pursuant to Rule 12b-1(2)
                  (14)     Financial Data Schedules (filed as Exhibit 27 for
                                    electronic filing purposes)
                  (15)     Not applicable


     1 Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.

     2 Previously filed with Post-effective Amendment No. 13 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on January 27, 1997 and incorporated herein by reference.

     3 Previously filed with Post-effective Amendment No. 18 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on December 12, 1997 and incorporated herein by reference.


     4 Previously filed with Post-effective Amendment No. 21 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on September 29, 1998 and incorporated herein by reference.


Item 24.  Persons Controlled by or under Common Control with Registrant.


     As of September 24, 1998, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.


Item 25.  Indemnification.

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:


         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:


         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b)      A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or


         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

Item 26.  Business and Other Connections of Investment Adviser.

     Not applicable.

Item 27.  Principal Underwriters.


     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

                  Advisors Series Trust

                  Guinness Flight Investment Funds, Inc.

                  Fremont Mutual Funds, Inc.

                  Fleming Capital Mutual Fund Group, Inc.

                  The Purmisa Fund

                  Professionally Managed Portfolios

                  Jurika & Voyles Fund Group

                  Kayne Anderson Mutual Funds

                  Masters' Select Investment Trust

                  O'Shaughnessy Funds, Inc.

                  Rainier Investment Management Mutual Funds

                  RNC Mutual Fund Group, Inc.

                  UBS Private Investor Funds


     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

Name and Principal           Position and Offices with     Position and Offices
Business Address             Principal Underwriter         with Registrant
----------------------       -------------------------     --------------------
Robert H. Wadsworth          President and Treasurer       Assistant Secretary
4455 E. Camelback Road
Suite 261
Phoenix, AZ 85018

Eric M. Banhazl              Vice President                Assistant Secretary
2025 E. Financial Way
Glendora, CA 91741

Steven J. Paggioli           Vice President and            Assistant Secretary
470 West 22nd Street         Secretary
New York, NY 10011

       (c) Not applicable.

Item 28. Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

Item 29. Management Services.

     Not applicable.

Item 30. Undertakings.

     The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 1st day of October, 1998.


                                                           PIC INVESTMENT TRUST

                                                           By Jeffrey J. Miller*
                                                              ------------------
                                                              Jeffrey J. Miller
                                                              President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on October 1, 1998.


Jeffrey J. Miller*                      President and
- --------------------------               Trustee
Jeffrey J. Miller


Jettie M. Edwards*                      Trustee
- --------------------------
Jettie M. Edwards

Bernard J. Johnson*                     Trustee
- --------------------------
Bernard J. Johnson

Jeffrey D. Lovell*                      Trustee
- --------------------------
Jeffrey D. Lovell

Wayne H. Smith*                         Trustee
- --------------------------
Wayne H. Smith

Thad M. Brown            *              Treasurer and Principal
- --------------------------              Financial and Accounting
Thad M. Brown                           Officer

*   Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
       Attorney-in-fact

                                   SIGNATURES


     PIC Mid Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 1st day of October, 1998.


                                                           PIC MID CAP PORTFOLIO

                                                           By Jeffrey J. Miller*
                                                              ------------------
                                                              Jeffrey J. Miller
                                                              President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on October 1, 1998.


Jeffrey J. Miller*                      President and Trustee
- --------------------------            Of PIC Mid Cap Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Mid Cap Portfolio
- --------------------------
Richard N. Frank

James Clayburn LaForce*                 Trustee of PIC Mid Cap Portfolio
- --------------------------
James Clayburn LaForc

Angelo R. Mozilo*                       Trustee of Pic Mid Cap Portfolio
- --------------------------
Angelo R. Mozilo

Thad M. Brown*                          Treasurer and Principal Financial and
- --------------------------            Accounting Officer of PIC Mid Cap
Thad M. Brown                           Portfolio


*   Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
       Attorney-in-fact

                                   SIGNATURES


     PIC Balanced Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 1st day of October, 1998.


                                                         PIC BALANCED PORTFOLIO

                                                         By Jeffrey J. Miller*
                                                            ------------------
                                                            Jeffrey J. Miller
                                                            President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on October 1, 1998.


Jeffrey J. Miller*                      President and Trustee
- --------------------------            Of PIC Balanced Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Balanced Portfolio
- --------------------------
Richard N. Frank

James Clayburn LaForce*                 Trustee of PIC Balanced Portfolio
- --------------------------
James Clayburn LaForc

Angelo R. Mozilo*                       Trustee of Pic Balanced Portfolio
- --------------------------
Angelo R. Mozilo

Thad M. Brown*                          Treasurer and Principal Financial and
- --------------------------            Accounting Officer of PIC Balanced
Thad M. Brown                           Portfolio


*   Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
       Attorney-in-fact

                                   SIGNATURES


     PIC Small Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 1st day of October, 1998.


                                                         PIC SMALL CAP PORTFOLIO

                                                         By Jeffrey J. Miller*
                                                            ------------------
                                                            Jeffrey J. Miller
                                                            President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on October 1, 1998.


Jeffrey J. Miller*                      President and Trustee
- --------------------------            Of PIC Small Cap Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Small Cap Portfolio
- --------------------------
Richard N. Frank

James Clayburn LaForce*                 Trustee of PIC Small Cap Portfolio
- --------------------------
James Clayburn LaForc

Angelo R. Mozilo*                       Trustee of PIC Small Cap Portfolio
- --------------------------
Angelo R. Mozilo

Thad M. Brown*                          Treasurer and Principal Financial and
- --------------------------            Accounting Officer of PIC Small Cap
Thad M. Brown                           Portfolio


*   Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
       Attorney-in-fact

                                   SIGNATURES


     PIC Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 1st day of October, 1998.


                                                           PIC GROWTH PORTFOLIO

                                                           By Jeffrey J. Miller*
                                                              ------------------
                                                              Jeffrey J. Miller
                                                              President

         This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on October 1, 1998.


Jeffrey J. Miller*                      President and Trustee
- --------------------------            Of PIC Growth Portfolio
Jeffrey J. Miller


Richard N. Frank*                       Trustee of PIC Growth Portfolio
- --------------------------
Richard N. Frank

James Clayburn LaForce*                 Trustee of PIC Growth Portfolio
- --------------------------
James Clayburn LaForc

Angelo R. Mozilo*                       Trustee of PIC Growth Portfolio
- --------------------------
Angelo R. Mozilo

Thad M. Brown*                          Treasurer and Principal Financial and
- --------------------------            Accounting Officer of PIC Growth
Thad M. Brown                           Portfolio


*   Robert H. Wadsworth
    ---------------------
By: Robert H. Wadsworth
       Attorney-in-fact

                                INDEX TO EXHIBITS


Exhibit Number                     Description



99.B10                             Consent of Accountants
27.1                               FDS-Balanced Fund
27.3                               FDS-Growth Fund
27.6                               FDS-Small Company Growth Fund
27.7                               FDS-Mid Cap Fund